Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2021 and 2020:

		Opening	Foreign	Argentine	Closing			Argentine		Closing
		balance	Currency	hyperinflationary	balance	Business Combination	Foreign Currency	hyperinflationary		balance
		1-1-2020	Translation	economy	12-31-2020		Translation	economy	Impairment (*)	12-31-2021
Company	Cash Generating Unit	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Rio S.A. (1)	Enel Distribución Río S.A.	211,367	(47,672)	—	163,695	—	(11,043)	—	—	152,652
Compañía Distribuidora y Comercializadora de Energía S.A. (2)	Compañía Distribuidora y Comercializadora de Energía S.A.	13,191	(529)	—	12,662	—	(2,016)	—	—	10,646
Enel Generación El Chocón S.A. (3)	Enel Generación El Chocón S.A.	25,372	(7,299)	6,530	24,603	—	(4,461)	10,263	(9,963)	20,442
Enel Distribución Peru S.A. (4)	Enel Distribución Peru	69,647	(5,801)	—	63,846	—	(6,022)	—	—	57,824
EGP Cachoeira Dourada S.A. (5)	EGP Cachoeira Dourada S.A.	77,503	(17,480)	—	60,023	—	(4,049)	—	—	55,974
Enel Generación Peru S.A. (6)	Enel Generación Peru	131,090	(10,918)	—	120,172	—	(11,335)	—	—	108,837
Emgesa S.A. E.S.P. (7)	Emgesa S.A. E.S.P.	5,835	(234)	—	5,601	—	(892)	—		4,709
Enel Peru S.A.	Enel Distribución Peru	23	(3)	—	20	—	(2)	—	—	18
Enel Brasil S.A.	Enel Brazil S.A.	984	(222)	—	762	—	(51)	—	—	711
Enel Distribución Ceará S.A. (8)	Enel Distribución Ceará S.A.	106,396	(23,997)	—	82,399	—	(5,559)	—	—	76,840
Enel Distribución Sao Paulo S.A. (9)	Enel Distribución Sao Paulo	531,635	(119,906)	—	411,729	—	(27,776)	—	—	383,953
Enel Brasil S.A. (10) (11)	Enel Brazil S.A.	—	—	—	—	422,410	15,281	—	—	437,691
Enel Green Power Argentina S.A. (10)	Enel Green Power Argentina S.A.	—	—	—	—	2,252	(237)	—	—	2,015
Enel Green Power Colombia SAS E.S.P (10)	Enel Green Power Colombia SAS E.S.P.	—	—	—	—	55,335	(4,623)	—	—	50,712
Enel Green Power Peru S.A. (10)	Enel Green Power Peru S.A.	—	—	—	—	76,306	—	—	—	76,306
Enel Solar S.R.L. (10)	Enel Solar S.R.L.	—	—	—	—	2,094	—	—	—	2,094
Enel Green Power Panama S.A. (10)	Enel Green Power Panama S.A.	—	—	—	—	24,964	—	—	—	24,964
Empresa de Generación Eléctrica Los Pinos S.A. (10)	Empresa de Generación Eléctrica Los Pinos S.A.	—	—	—	—	2,838	(159)	—	—	2,679
Jaguito Solar 10MW S.A. (10)	Jaguito Solar 10MW S.A.	—	—	—	—	386	—	—	—	386
Progreso Solar 20MW S.A. (10)	Progreso Solar 20MW S.A.	—	—	—	—	772	—	—	—	772
Total		1,173,043	(234,061)	6,530	945,512	587,357	(62,944)	10,263	(9,963)	1,470,225